As filed with the Securities and Exchange Commission on November 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Winslow Green Growth Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Security Description	Value
Common Stocks - 95.9%
Clean Energy - 8.0%
59,735	First Solar, Inc. (a)	$3,775,849
232,864	Hexcel Corp. (a)	5,160,266
620,500	Protonex Technology Corp. (a)(b)(c)	–
135,882	Rogers Corp. (a)	5,317,063
		14,253,178
Enviromental Services - 14.2%
123,816	Clean Harbors, Inc. (a)	6,351,761
94,857	Heritage-Crystal Clean, Inc. (a)	1,722,603
530,000	Newalta Corp.	5,861,914
128,603	Tennant Co.	4,548,688
140,662	Verisk Analytics, Inc. (a)	4,890,818
633,000	World Energy Solutions, Inc. (a)(d)	1,892,670
		25,268,454
Green Construction - 11.4%
245,905	A.O. Smith Corp.	7,876,337
75,639	Acuity Brands, Inc.	2,726,030
410,971	Quanex Building Products Corp.	4,500,132
300,188	Waterfurnace Renewable Energy, Inc. (b)	5,305,343
		20,407,842
Green Transportation - 14.7%
175,704	Hub Group, Inc. (a)	4,967,152
238,956	LKQ Corp. (a)	5,773,177
86,469	Polypore International, Inc. (a)	4,887,228
129,290	Wabtec Corp.	6,835,562
131,887	Westport Innovations, Inc. (a)	3,815,491
		26,278,610
Resource Efficiency - 15.3%
143,030	Applied Micro Circuits Corp. (a)	768,071
29,277	athenahealth, Inc. (a)	1,743,446
50,919	Concur Technologies, Inc. (a)	1,895,205
97,551	Polycom, Inc. (a)	1,792,012
171,267	Rockwood Holdings, Inc. (a)	5,769,985
84,666	SuccessFactors, Inc. (a)	1,946,471
206,527	Trimble Navigation Ltd. (a)	6,928,981
336,791	Volterra Semiconductor Corp. (a)	6,476,491
		27,320,662
Sustainable Living - 22.7%
42,829	Balchem Corp.	1,597,950
6,000,000	BioExx Specialty Proteins Ltd. (a)(b)	2,061,265
99,816	Church & Dwight Co., Inc.	4,411,867
86,420	Green Mountain Coffee Roasters, Inc. (a)	8,031,875
1,237,208	Jamba, Inc. (a)	1,595,998
13,315	Mettler-Toledo International, Inc. (a)	1,863,567
29	OM Foods Ltd. (a)(c)	–
180,961	Sodastream International Limited (a)	5,980,761
832,708	SunOpta, Inc. (a)	4,105,251

165,837		United Natural Foods, Inc. (a)	6,142,603
72,725		Whole Foods Market, Inc.	4,749,670
			40,540,807
Water Management - 9.6%
550,249		Energy Recovery, Inc. (a)	1,656,249
50,881		Lindsay Corp.	2,737,398
253,279		Pentair, Inc.	8,107,461
1,513,716		Pure Technologies (a)(b)	4,579,139
			17,080,247
Total Common Stocks (Cost $177,098,617)			171,149,800

Warrants - 0.0%
412,283		Capstone Turbine, Expires 9/17/2013 at $1.74 (a)(b)(c)	–
Total Warrants (Cost $0)			–

Short-Term Investments - 5.5%
9,922,058		DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% (e)	9,922,058
Total Short-Term Investments (Cost $9,922,058)			9,922,058

Total Investments - 101.4% (Cost $187,020,675)			181,071,858
Liabilities in Excess of Other Assets - (1.4)%			(2,519,160)
NET ASSETS - 100.0%			$178,552,698

	(a)	Non-income producing security.
	(b)	A portion of these securities are considered illiquid. As of September 30, 2011, the total market value of illiquid securities was $8,494,435 or 4.8% of net assets.
	(c)	Securities are fair valued under the supervision of the Board of Trustees.
	(d)	Affiliated company as defined by the Investment Company Act of 1940.
	(e)	Annualized seven-day yield as of September 30, 3011.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

Cost of investments			$186,820,765
Gross unrealized appreciation			18,680,186
Gross unrealized depreciation			(24,429,093)
Net unrealized depreciation			$(5,748,907)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at September 30, 2011 (Unaudited)

The Winslow Green Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	Level 1	Level 2	Level 3

Common Stock	$171,149,800	$-	$-

Warrants	-	$0	-

Short-Term Investments	$9,922,058	-	-

Total Investments in Securities	$181,071,858	$0	$-

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Eric W. Falkeis
                                                Eric W. Falkeis, President

Date  November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date  November 28, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date November 15, 2011

•	Print the name and title of each signing officer under his or her signature.

Winslow Green Growth Fund 9.30.11 N-Q